First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
July 31, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES – 87.3%
	Brazil – 13.2%
2,600,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/21	$514,220
10,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/23	2,184,954
50,950,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	11,608,787
25,650,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	5,950,674
11,200,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	2,647,324
				22,905,959
	Chile – 4.5%
1,455,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP)	4.50%	03/01/26	2,231,950
1,595,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP) (a) (b)	4.70%	09/01/30	2,540,661
120,000,000	Bonos del Banco Central de Chile en Pesos (CLP)	6.00%	02/01/21	162,979
2,210,000,000	Chile Government International Bond (CLP)	5.50%	08/05/20	2,920,413
				7,856,003
	Colombia – 8.9%
4,201,000,000	Colombian TES (COP)	7.00%	05/04/22	1,206,535
16,420,000,000	Colombian TES (COP)	7.50%	08/26/26	5,091,829
17,600,000,000	Colombian TES (COP)	6.00%	04/28/28	4,941,905
14,080,000,000	Colombian TES (COP)	7.75%	09/18/30	4,291,898
				15,532,167
	Czech Republic – 0.9%
18,000,000	Czech Republic Government Bond (CZK)	0.75%	02/23/21	812,158
17,080,000	Czech Republic Government Bond (CZK) (b)	2.40%	09/17/25	836,688
				1,648,846
	Hungary – 3.6%
1,335,000,000	Hungary Government Bond (HUF)	6.75%	10/22/28	6,291,576
	Indonesia – 4.7%
70,603,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	5,261,858
40,076,000,000	Indonesia Treasury Bond (IDR)	8.25%	05/15/36	2,957,389
				8,219,247
	Israel – 5.0%
5,940,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	2,375,930
18,775,000	Israel Government Bond - Fixed (ILS)	2.25%	09/28/28	6,272,837
				8,648,767
	Malaysia – 3.7%
4,220,000	Malaysia Government Bond (MYR)	4.16%	07/15/21	1,017,673
8,250,000	Malaysia Government Bond (MYR)	4.05%	09/30/21	1,996,537
13,360,000	Malaysia Government Bond (MYR)	4.18%	07/15/24	3,406,306
				6,420,516
	Mexico – 4.8%
81,820,000	Mexican Bonos (MXN)	8.50%	05/31/29	4,391,662
76,370,000	Mexican Bonos (MXN)	7.75%	05/29/31	3,931,331
				8,322,993
	Peru – 7.4%
6,670,000	Peru Government Bond (PEN)	8.20%	08/12/26	2,514,652
25,950,000	Peru Government Bond (PEN)	6.95%	08/12/31	9,307,363

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Peru (Continued)
3,100,000	Peru Government Bond (PEN)	6.90%	08/12/37	$1,088,029
				12,910,044
	Philippines – 3.5%
150,000,000	Philippine Government International Bond (PHP)	4.95%	01/15/21	3,080,284
60,000,000	Philippine Government International Bond (PHP)	3.90%	11/26/22	1,245,968
64,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	1,686,669
				6,012,921
	Poland – 3.8%
2,000,000	Republic of Poland Government Bond (PLN)	1.75%	07/25/21	542,893
545,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	162,981
2,760,000	Republic of Poland Government Bond (PLN)	3.25%	07/25/25	830,392
13,165,000	Republic of Poland Government Bond (PLN)	2.75%	04/25/28	3,942,881
3,115,000	Republic of Poland Government Bond (PLN)	5.75%	04/25/29	1,155,395
				6,634,542
	Romania – 3.3%
8,400,000	Romania Government Bond (RON)	5.85%	04/26/23	2,173,582
8,925,000	Romania Government Bond (RON)	4.50%	06/17/24	2,244,195
4,690,000	Romania Government Bond (RON)	5.80%	07/26/27	1,288,715
				5,706,492
	South Africa – 14.2%
4,000,000	Republic of South Africa Government Bond (ZAR)	6.75%	03/31/21	238,871
55,735,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	3,733,328
30,000,000	Republic of South Africa Government Bond (ZAR)	8.25%	03/31/32	1,527,678
192,270,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	9,623,758
80,105,000	Republic of South Africa Government Bond (ZAR)	6.25%	03/31/36	3,114,365
37,640,000	Republic of South Africa Government Bond (ZAR)	8.50%	01/31/37	1,765,367
97,000,000	Republic of South Africa Government Bond (ZAR)	9.00%	01/31/40	4,630,742
				24,634,109
	Thailand – 1.6%
48,470,000	Thailand Government Bond (THB)	3.63%	06/16/23	1,690,592
27,500,000	Thailand Government Bond (THB)	3.65%	06/20/31	1,086,454
				2,777,046
	Turkey – 4.2%
54,790,000	Turkey Government Bond (TRY)	10.60%	02/11/26	7,339,619
	Total Foreign Sovereign Bonds and Notes			151,860,847
	(Cost $159,562,377)
FOREIGN CORPORATE BONDS AND NOTES – 6.2%
	Supranationals – 6.2%
100,000,000	African Development Bank (ZAR)	(c)	04/05/46	855,535
323,500,000	Asian Development Bank (INR)	6.20%	10/06/26	4,526,946
51,050,000	International Finance Corp. (INR)	5.85%	11/25/22	700,654

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Supranationals (Continued)
337,000,000	International Finance Corp. (INR)	6.30%	11/25/24	$4,697,504
	Total Foreign Corporate Bonds and Notes			10,780,639
	(Cost $11,167,662)

Total Investments – 93.5%	162,641,486
(Cost $170,730,039) (d)
Net Other Assets and Liabilities – 6.5%	11,378,560
Net Assets – 100.0%	$174,020,046

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 7/31/2020	Sale Value as of 7/31/2020	Unrealized Appreciation/ (Depreciation)
08/19/20	BNS	COP	6,500,000,000	USD	1,797,765	$ 1,739,222	$ 1,797,765	$ (58,543)
08/19/20	SG	IDR	95,000,000,000	USD	6,442,906	6,497,215	6,442,906	54,309
08/19/20	BBH	ILS	5,200,000	USD	1,516,423	1,527,519	1,516,423	11,096
08/19/20	SG	INR	261,000,000	USD	3,460,425	3,483,600	3,460,425	23,175
08/19/20	SG	KRW	4,300,000,000	USD	3,573,913	3,609,193	3,573,913	35,280
08/19/20	BBH	MXN	120,000,000	USD	5,355,835	5,381,208	5,355,835	25,373
08/19/20	SG	PHP	87,350,000	USD	1,759,861	1,775,967	1,759,861	16,106
08/19/20	BBH	RON	36,643,025	USD	8,602,964	8,923,868	8,602,964	320,904
08/19/20	BNS	RUB	1,230,900,000	USD	17,201,431	16,556,735	17,201,431	(644,696)
08/19/20	BBH	TRY	12,000,000	USD	1,731,194	1,690,698	1,731,194	(40,496)
08/19/20	BNS	USD	3,323,016	BRL	17,715,000	3,323,016	3,393,626	(70,610)
08/19/20	BBH	USD	1,448,027	HUF	450,398,740	1,448,027	1,540,335	(92,308)
Net Unrealized Appreciation (Depreciation)								$(420,410)

Counterparty Abbreviations
BBH	Brown Brothers Harriman and Co.
BNS	Bank of Nova Scotia
SG	Societe Generale

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2020, securities noted as such amounted to $2,540,661 or 1.5% of net assets.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	Zero coupon bond.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,939,594 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,448,557. The net unrealized depreciation was $8,508,963. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 151,860,847	$ —	$ 151,860,847	$ —
Foreign Corporate Bonds and Notes*	10,780,639	—	10,780,639	—
Total Investments	162,641,486	—	162,641,486	—
Forward Foreign Currency Contracts	486,243	—	486,243	—
Total	$ 163,127,729	$—	$ 163,127,729	$—
LIABILITIES TABLE
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (906,653)	$ —	$ (906,653)	$ —

*	See Portfolio of Investments for country breakout.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Credit Quality †	% of Total Investments (including cash)
AAA	6.4%
AA	1.0
AA-	9.8
A	7.8
A-	9.3
BBB+	8.5
BBB	17.8
BBB-	3.4
BB+	14.6
BB	13.6
BB-	4.4
Cash	3.4
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Currency Exposure Diversification	% of Total Investments (including cash)††
ZAR	15.9%
BRL	11.6
RUB	9.9
MXN	9.2
IDR	8.8
RON	8.7
COP	10.3
INR	8.0
PEN	7.7
ILS	6.1
TRY	5.4
CLP	4.7
PHP	4.6
PLN	4.0
MYR	3.8
HUF	2.8
KRW	2.1
THB	1.7
CZK	1.0
USD	(26.3)
Total	100.0%

††	The weightings include the impact of currency forwards.

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand